EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of basic and diluted gain (loss) per share
Net income (loss) attributable to Canadian Solar Inc.-basic and diluted (in dollars)	$ (195,468,691)	$ (90,804,200)	$ 50,568,919
Weighted average number of common shares-basic	43,190,778	43,076,489	42,839,356
Diluted share number from share options and restricted shares			838,852
Weighted average number of common shares-diluted	43,190,778	43,076,489	43,678,208
Basic earnings (loss) per share (in dollars per share)	$ (4.53)	$ (2.11)	$ 1.18
Diluted earnings (loss) per share (in dollars per share)	$ (4.53)	$ (2.11)	$ 1.16
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	8,558,110	1,921,754	477,323
Convertible notes
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total		50,607	50,607
Share options ,restricted shares and restricted share units
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	4,288,008	1,871,147	426,716
Warrant
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	4,273,102